Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of carrying amounts of financial assets and financial liabilities
	As of December 31, 2021		As of December 31, 2020
	FVTPL[1]	Amortized cost[2]	FVTPL	Amortized cost[2]
Financial assets not measured at fair value
Trade and other receivables, net	—	117,449	—	96,493
Amounts owed by related parties	—	—	—	2,562
Cash	—	72,112	—	4,229
Other financial assets	—	256	—	761
Total financial assets not measured at fair value	—	189,817	—	104,045

Financial liabilities measured at fair value
Warrant liabilities	23,112	—	—	—
Shares held in escrow	101,859	—	—	—
Total financial liabilities measured at fair value	124,971	—	—	—
Financial liabilities not measured at fair value
Borrowings	—	253,365	—	442,359
Trade and other payables, net	—	85,381	—	106,275
Amounts owed to related parties	—	8,450	—	20,622
Total financial liabilities not measured at fair value	—	347,196	—	569,256

[1]	The fair value is comprised of $16,000 level 1 and $108,971 level 3 as of December 31, 2021.
[2]	The fair value is similar to their amortized cost as of December 31, 2021 and 2020, respectively.

Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position
Type	Valuation Technique	Significant unobservable input	Inter-relationship between significant unobservable input and fair value measurement
Warrants	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
Shares held in escrow	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).

Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates
December 31, 2021	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.60%	2.11%	2.35%	3.38%	3.26%	67.43%	14.67%
Gross carrying amount	98,776	11,265	3,147	1,981	1,843	30,578	147,590
Impairment loss allowance	(591)	(238)	(74)	(67)	(60)	(20,620)	(21,650)
	98,185	11,027	3,073	1,914	1,783	9,958	125,940

December 31, 2020	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.53%	2.59%	2.81%	5.82%	14.78%	59.77%	9.60%
Gross carrying amount	74,639	5,216	2,958	1,754	406	14,724	99,697
Impairment loss allowance	(393)	(135)	(83)	(102)	(60)	(8,800)	(9,573)
	74,246	5,081	2,875	1,652	346	5,924	90,124

December 31, 2019	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.68%	1.98%	2.49%	4.36%	5.10%	80.12%	10.99%
Gross carrying amount	69,478	13,584	4,989	2,224	1,176	13,061	104,512
Impairment loss allowance	(474)	(269)	(124)	(97)	(60)	(10,464)	(11,488)
	69,004	13,315	4,865	2,127	1,116	2,597	93,024

Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities
	Assets			Liabilities
	2021	2020	2019	2021	2020	2019
COP	124,545	100,077	92,849	(99,371)	(124,957)	(99,880)
Reales	7,002	4,808	6,700	(9,125)	(5,385)	(2,978)
Córdoba	—	—	2,719	—	—	(2,600)
Quetzales	1,946	90	1,558	(4,115)	—	(4,805)
Soles	7,024	5,249	4,819	—	(8,564)	(6,928)
DOP	809	817	—	(2,869)	(3,093)	—
Colones	1,270	1,234	—	(2,371)	(2,410)	—

	+10% Impact to profit or loss before tax			-10% Impact to profit or loss before tax
	2021	2020	2019	2021	2020	2019
COP	(2,289)	2,262	639	2,797	(2,764)	(781)
Reales	193	52	(338)	(236)	(64)	414
Córdoba	—	—	(11)	—	—	13
Quetzales	197	(8)	295	(241)	10	(361)
Soles	(639)	301	192	781	(368)	(234)
DOP	187	207	—	(229)	(253)	—
Colones	100	107	—	(122)	(131)	—

Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates
	2021			2020			2019
	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%
DTF/IBR	67,970	68,650	67,290	105,039	106,089	103,989	91,443	92,357	90,529
Libor	19,451	19,646	19,256	45,301	45,754	44,848	51,244	51,756	50,732
Total	87,421	88,296	86,546	150,340	151,843	148,837	142,687	144,113	141,261

Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges
	As of December 31, 2021
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	221,619	253,011	71,987	16,895	15,330	20,323	128,476
Trade and other payables	85,381	85,381	85,381	—	—	—	—
Lease liabilities	31,747	39,904	9,853	7,403	5,333	8,314	9,001
Amounts owed to related parties	8,450	8,450	8,450	—	—	—	—
	347,197	386,746	175,671	24,298	20,663	28,637	137,477

	As of December 31, 2020
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	417,719	628,874	114,214	65,966	447,035	1,103	556
Trade and other payables	94,116	94,116	94,116	—	—	—	—
Lease liabilities	36,799	39,571	11,392	12,963	6,759	3,441	5,016
Amounts owed to related parties	20,622	20,622	8,459	12,163	—	—	—
	569,256	783,183	228,181	91,092	453,794	4,544	5,572

Schedule of indebtedness index for the reporting period
	2021	2020	2019
Total assets [1]	462,135	359,538	337,728
Total liabilities [2]	500,475	614,216	581,675
Liabilities to assets ratio	1.08	1.71	1.72

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities